Other Long-Term Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed about Other Long term Liabilities Lineitems [Line Items]
Other non-current non-financial liabilities	$ 4.0	$ 2.5
Non-current loans and receivables	60.0
Long-term disability plan obligation [Member]
Disclosure of Detailed about Other Long term Liabilities Lineitems [Line Items]
Other non-current non-financial liabilities	0.8	1.1
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities Lineitems [Line Items]
Other non-current non-financial liabilities	2.3	1.4
Non-current loans and receivables	$ 2.3	$ 1.4